Share Capital and Reserves - Summary of Number of Options and Weighted Average Exercise Price per Share (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure Of Share-Based Payment Arrangements [Abstract]
Number of options outstanding, beginning balance (in shares) | shares	17,300,440	16,356,022
Number of options, granted (in shares) | shares		4,101,417
Number of options, exercised (in shares) | shares	(242,000)	(1,147,066)
Number of options, expired (in shares) | shares	(2,946,023)	(2,009,933)
Number of options outstanding, ending balance (in shares) | shares	14,112,417	17,300,440
Weighted average exercise price per share, beginning balance (in CAD per share) | $ / shares	$ 7.54	$ 7.50
Weighted average exercise price per share, granted (in CAD per share) | $ / shares		6.53
Weighted average exercise price per share, exercised (in CAD per share) | $ / shares	(1.66)	(5.99)
Weighted average exercise price per share, expired (in CAD per share) | $ / shares	(8.57)	(6.07)
Weighted average exercise price per share, ending balance (in CAD per share) | $ / shares	$ 7.42	$ 7.54